Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2015 Portfolio	Apr. 29, 2024
VIP Freedom 2015 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.95%
Past 5 years	6.56%
Past 10 years	5.19%
VIP Freedom 2015 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.86%
Past 5 years	6.45%
Past 10 years	5.09%
VIP Freedom 2015 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	10.64%
Past 5 years	6.29%
Past 10 years	4.93%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXWFT
Average Annual Return:
Past 1 year	11.38%
Past 5 years	5.95%
Past 10 years	5.14%